Related Party Disclosures	12 Months Ended
Apr. 30, 2023
Text Block [Abstract]
Related Party Disclosures
30.	RELATED PARTY DISCLOSURES
In addition to the transactions and balances disclosed elsewhere in the consolidated financial statements, the Group had the following significant related party transactions during the reporting period:

Relationship	Nature of transactions	2021	2022	2023
		US$	US$	US$

Ultimate holding company	Digital solutions services—financial services rendered	62	11	7
Ultimate holding company	Digital solutions services—non financial services rendered	963	1,642	2,168
Ultimate holding company	Corporate expenses allocated	803	910	1,212
Fellow subsidiaries	Digital solutions services—financial services rendered	11	74	52
A related company	Digital solutions services—non financial services rendered	645	—	—
Immediate holding company	Repurchase of shares of the Company	—	—	318,882
Immediate holding company	Consideration for acquisition of AMTD Assets (note 14(a))	—	—	266,647
Ultimate holding company	Interest income (note 9)	—	—	6,612

Compensation of key management personnel
The directors of the Company were considered to be the key management personnel of the Company. The remuneration of the directors of the Company is set out in note 12. The remuneration of key management personnel is determined with regard to the performance of individuals and market trends.
Centralized cash management and major
non-cash
transactions
Treasury functions of the Group are conducted centrally under AMTD Group and inter-company fund transfers were carried out among the entities within AMTD Group. The treasury function manages available funds at AMTD Group level and allocates the funds to various entities within AMTD Group for their operations. In May and August 2019 and April 2021, certain entities within AMTD Group had entered into intercompany financing and offsetting agreements pursuant to which certain intercompany receivables and payables are to be netted-off for settlement purpose. These constituted material non-cash transactions.
During the year ended April 30, 2021, amount due from AMTD Group, amount due to AMTD Group, amounts due from fellow subsidiaries and amounts due to fellow subsidiaries, which amounted to US$73,616, US$45,469, US$212,394 and US$239,206, respectively, were transferred or netted-off under these agreements.
During the year ended April 30, 2023, the Group repurchased 616,346 Class B ordinary shares from its immediate holding company amounting to US$318,882. The consideration was settled through the current accounts with AMTD Group.
As at April 30, 2022, the amount due from AMTD Group was unsecured, interest free and repayable on demand. As at April 30, 2023, the amount due from AMTD Group was unsecured, bearing interest of 2% per annum and repayable on demand.
As at April 30, 2023, the amount due from a non-controlling shareholder is unsecured, interest-free and repayable on demand.

As at April 30, 2023, the amount due to a non-controlling shareholder comprised of (i) interest bearing balance of US$7,643 at a variable rate of 2 times of HIBOR plus 1.15% per annum, (ii) interest bearing balance of US$25,479 at a variable rate of HIBOR plus 1.15% per annum and (iii) non-interest bearing balance of US$20,681. The amount due to a non-controlling shareholder was unsecured, US$33,122 of which is repayable within one year and the remaining balances of which are repayable on demand as at April 30, 2023.
Details of impairment assessment of amounts due from AMTD Group and a non-controlling shareholder are set out in note 29(b).